DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 874	$ 828
Amortization of intangible assets	89	81
Amortization of regulatory assets	3	11
Depreciation and amortization	966	920
Asset removal costs	145	146
Depreciation and amortization	$ 1,111	$ 1,066